Prepayments (Details) - Schedule of prepayments, non-current - USD ($)	Dec. 31, 2021	Jun. 30, 2021
Schedule of prepayments, non-current [Abstract]
Prepayment for software development expenditure	$ 52,000,000	$ 52,000,000